Exhibit 99.1

World Omni Auto Receivables Trust 2018-D

Monthly Servicer Certificate

June 30, 2021

Dates Covered
Collections Period	06/01/21 - 06/30/21
Interest Accrual Period	06/15/21 - 07/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/21	313,602,737.97	21,426
Yield Supplement Overcollateralization Amount 05/31/21	10,844,997.62	0
Receivables Balance 05/31/21	324,447,735.59	21,426
Principal Payments	18,114,309.59	696
Defaulted Receivables	277,855.51	19
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/21	9,951,734.73	0
Pool Balance at 06/30/21	296,103,835.76	20,711

Pool Statistics	$ Amount	# of Accounts
Pool Factor	27.44%
Prepayment ABS Speed	1.50%
Aggregate Starting Principal Balance	1,115,466,187.84	38,980

Delinquent Receivables:
Past Due 31-60 days	3,316,842.30	168
Past Due 61-90 days	719,187.46	39
Past Due 91-120 days	31,241.45	2
Past Due 121+ days	0.00	0
Total	4,067,271.21	209

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.33%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	362,157.22
Aggregate Net Losses/(Gains) - June 2021	-84,301.71
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.31%
Prior Net Losses Ratio	0.04%
Second Prior Net Losses Ratio	0.10%
Third Prior Net Losses Ratio	-0.22%
Four Month Average	-0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.05%

Overcollateralization Target Amount	5,219,239.01
Actual Overcollateralization	5,219,239.01
Weighted Average APR	4.13%
Weighted Average APR, Yield Adjusted	6.55%
Weighted Average Remaining Term	35.58

Flow of Funds	$ Amount
Collections	19,573,965.97
Investment Earnings on Cash Accounts	424.47
Servicing Fee	(270,373.11)
Transfer to Collection Account	0.00
Available Funds	19,304,017.33

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	732,412.96
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	95,787.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	50,471.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,279,663.20
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	5,219,239.01
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	926,443.91

Total Distributions of Available Funds	19,304,017.33

Servicing Fee	270,373.11
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	994,260,000.00
Original Class B	31,320,000.00
Original Class C	15,650,000.00

Total Class A, B, & C
Note Balance @ 06/15/21	308,383,498.96
Principal Paid	17,498,902.21
Note Balance @ 07/15/21	290,884,596.75

Class A-1
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-2a
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-2b
Note Balance @ 06/15/21	0.00
Principal Paid	0.00
Note Balance @ 07/15/21	0.00
Note Factor @ 07/15/21	0.0000000%

Class A-3
Note Balance @ 06/15/21	185,153,498.96
Principal Paid	17,498,902.21
Note Balance @ 07/15/21	167,654,596.75
Note Factor @ 07/15/21	47.7648424%

Class A-4
Note Balance @ 06/15/21	76,260,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	76,260,000.00
Note Factor @ 07/15/21	100.0000000%

Class B
Note Balance @ 06/15/21	31,320,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	31,320,000.00
Note Factor @ 07/15/21	100.0000000%

Class C
Note Balance @ 06/15/21	15,650,000.00
Principal Paid	0.00
Note Balance @ 07/15/21	15,650,000.00
Note Factor @ 07/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	878,671.21
Total Principal Paid	17,498,902.21
Total Paid	18,377,573.42

Class A-1
Coupon	2.44054%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	3.01000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.07288%
Coupon	0.21288%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00
Class A-3
Coupon	3.33000%
Interest Paid	513,800.96
Principal Paid	17,498,902.21
Total Paid to A-3 Holders	18,012,703.17

Class A-4
Coupon	3.44000%
Interest Paid	218,612.00
Principal Paid	0.00
Total Paid to A-4 Holders	218,612.00

Class B
Coupon	3.67000%
Interest Paid	95,787.00
Principal Paid	0.00
Total Paid to B Holders	95,787.00

Class C
Coupon	3.87000%
Interest Paid	50,471.25
Principal Paid	0.00
Total Paid to C Holders	50,471.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8438781
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.8059912
Total Distribution Amount	17.6498693

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.4638204
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	49.8544223
Total A-3 Distribution Amount	51.3182427

A-4 Interest Distribution Amount	2.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.8666667

B Interest Distribution Amount	3.0583333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.0583333

C Interest Distribution Amount	3.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	701.74
Noteholders' Principal Distributable Amount	298.26

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/21	2,609,619.51
Investment Earnings	214.50
Investment Earnings Paid	(214.50)
Deposit/(Withdrawal)	-
Balance as of 07/15/21	2,609,619.51
Change	-

Required Reserve Amount	2,609,619.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$781,863.47	$843,921.25	$831,199.41
Number of Extensions	41	43	38
Ratio of extensions to Beginning of Period Receivables Balance	0.24%	0.25%	0.23%